                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)



                                                                                        NUMBER OF
DESCRIPTION                                                                               SHARES             VALUE
COMMON STOCKS   92.0%
AIRLINES   0.3%
Southwest Airlines Co.                                                                   3,874,200       $     64,544,172
                                                                                                         ----------------

ALUMINUM   2.1%
Alcoa, Inc.                                                                             13,879,700            389,186,788
                                                                                                         ----------------

ASSET MANAGEMENT & CUSTODY BANKS   1.1%
Bank of New York Co., Inc.                                                               5,638,000            198,795,880
                                                                                                         ----------------

BREWERS   0.6%
Anheuser-Busch Cos., Inc.                                                                2,256,900            107,225,319
                                                                                                         ----------------

BROADCASTING & CABLE TV   4.2%
Clear Channel Communications, Inc.                                                      11,146,165            321,566,860
Comcast Corp., Class A (a)                                                               9,742,500            359,011,125
Liberty Media Corp. - Capital, Class A (a)                                               1,340,635            112,036,867
                                                                                                         ----------------
                                                                                                              792,614,852
                                                                                                         ----------------

CATALOG RETAIL   0.7%
Liberty Media Corp. - Interactive, Class A (a)                                           6,702,975            136,606,631
                                                                                                         ----------------

COMMUNICATIONS EQUIPMENT   0.9%
Cisco Systems, Inc. (a)                                                                  4,499,400            103,486,200
Ericsson, Class B - ADR (Sweden)                                                           819,928             28,246,520
Nokia Corp. - ADR (Finland)                                                              1,923,980             37,883,166
                                                                                                         ----------------
                                                                                                              169,615,886
                                                                                                         ----------------

COMPUTER HARDWARE   2.0%
Dell, Inc. (a)                                                                           8,797,300            200,930,332
Hewlett-Packard Co.                                                                      1,769,600             64,926,624
International Business Machines Corp.                                                    1,460,000            119,632,400
                                                                                                         ----------------
                                                                                                              385,489,356
                                                                                                         ----------------

DATA PROCESSING & OUTSOURCED SERVICES   0.9%
Affiliated Computer Services, Inc., Class A (a)                                            984,897             51,076,758
First Data Corp.                                                                         2,914,200            122,396,400
                                                                                                         ----------------
                                                                                                              173,473,158
                                                                                                         ----------------

DEPARTMENT STORES   0.5%
Federated Department Stores, Inc.                                                        2,142,600             92,581,746
                                                                                                         ----------------


DIVERSIFIED BANKS   4.3%
Barclays Plc - ADR (United Kingdom)                                                        742,700             37,706,879
U.S. Bancorp                                                                             2,216,400             73,628,808
Wachovia Corp.                                                                           6,733,600            375,734,880
Wells Fargo & Co.                                                                        9,156,800            331,293,024
                                                                                                         ----------------
                                                                                                              818,363,591
                                                                                                         ----------------

DIVERSIFIED CHEMICALS   2.4%
Dow Chemical Co.                                                                           477,800             18,624,644
Du Pont (E.I.) de Nemours & Co.                                                         10,055,300            430,769,052
                                                                                                         ----------------
                                                                                                         ----------------
                                                                                                              449,393,696
                                                                                                         ----------------

ELECTRIC UTILITIES   0.9%
American Electric Power Co., Inc.                                                        3,451,816            125,542,548
FirstEnergy Corp.                                                                          645,900             36,079,974
                                                                                                         ----------------

                                                                                                              161,622,522
                                                                                                         ----------------

ELECTRONIC EQUIPMENT MANUFACTURERS   0.2%
Cognex Corp.                                                                             1,275,787             32,226,380
                                                                                                         ----------------

ELECTRONIC MANUFACTURING SERVICES   0.3%
Flextronics International, Ltd. (Singapore) (a)                                          3,054,217             38,605,303
KEMET Corp. (a)                                                                          1,059,780              8,552,425
                                                                                                         ----------------

                                                                                                               47,157,728
                                                                                                         ----------------

HEALTH CARE DISTRIBUTORS   0.8%
Cardinal Health, Inc.                                                                    2,378,900            156,388,886
                                                                                                         ----------------

HEALTH CARE EQUIPMENT   0.6%
Boston Scientific Corp. (a)                                                              7,439,500            110,030,205
                                                                                                         ----------------

HOME IMPROVEMENT RETAIL   0.2%
Lowe's Cos., Inc.                                                                        1,664,000             46,691,840
                                                                                                         ----------------

HOUSEHOLD PRODUCTS   1.9%
Kimberly-Clark Corp.                                                                     5,364,200            350,604,112
                                                                                                         ----------------

HYPERMARKETS & SUPER CENTERS   2.1%
Wal-Mart Stores, Inc.                                                                    8,198,300            404,340,156
                                                                                                         ----------------

INDUSTRIAL CONGLOMERATES   0.5%
General Electric Co.                                                                     2,849,100            100,573,230
                                                                                                         ----------------

INTEGRATED OIL & GAS   0.6%
Total SA - ADR (France)                                                                  1,640,100            108,148,194
                                                                                                         ----------------

INTEGRATED TELECOMMUNICATION SERVICES   8.6%
AT&T, Inc.                                                                              17,738,500            577,565,560
Embarq Corp.                                                                               772,065             37,344,784


Sprint Nextel Corp.                                                                     18,180,700            311,799,005
Verizon Communications, Inc.                                                            18,464,400            685,583,172
                                                                                                         ----------------
                                                                                                            1,612,292,521
                                                                                                         ----------------

INVESTMENT BANKING & BROKERAGE   1.0%
Merrill Lynch & Co., Inc.                                                                2,333,500            182,526,370
                                                                                                         ----------------

LIFE & HEALTH INSURANCE   1.7%
AFLAC, Inc.                                                                              1,975,100             90,380,576
Metlife, Inc.                                                                            2,044,900            115,904,932
Torchmark Corp.                                                                          1,866,347            117,785,159
                                                                                                          ---------------
                                                                                                              324,070,667
                                                                                                         ----------------

MOVIES & ENTERTAINMENT   5.0%
News Corp., Class B                                                                      7,014,200            144,773,088
Time Warner, Inc.                                                                       17,466,900            318,421,587
Viacom, Inc., Class B (a)                                                                7,206,650            267,943,247
Walt Disney Co.                                                                          6,857,700            211,971,507
                                                                                                         ----------------
                                                                                                              943,109,429
                                                                                                         ----------------

MULTI-LINE INSURANCE   1.5%
American International Group, Inc.                                                       2,561,000            169,691,860
Genworth Financial, Inc., Class A                                                        1,523,900             53,351,739
Hartford Financial Services Group, Inc.                                                    708,800             61,488,400
                                                                                                         ----------------
                                                                                                              284,531,999
                                                                                                         ----------------

OTHER DIVERSIFIED FINANCIAL SERVICES   7.9%
Bank of America Corp.                                                                   12,251,300            656,302,141
Citigroup, Inc.                                                                         12,811,300            636,337,271
J.P. Morgan Chase & Co.                                                                  4,268,800            200,462,848
                                                                                                         ----------------
                                                                                                            1,493,102,260
                                                                                                         ----------------

PACKAGED FOODS & MEATS   3.6%
Cadbury Schweppes Plc - ADR (United Kingdom)                                             2,145,300             91,754,481
Kraft Foods, Inc., Class A                                                               7,730,800            275,680,328
Unilever N.V. (Netherlands)                                                             12,660,800            310,696,032
                                                                                                         ----------------
                                                                                                              678,130,841
                                                                                                         ----------------

PAPER PRODUCTS   3.6%
International Paper Co.                                                                 19,725,413            683,091,052
                                                                                                         ----------------

PHARMACEUTICALS   15.4%
Abbott Laboratories                                                                      4,397,500            213,542,600
Bristol-Myers Squibb Co.                                                                18,661,000            465,032,120
Eli Lilly & Co.                                                                          4,221,800            240,642,600
GlaxoSmithKline Plc - ADR (United Kingdom)                                               9,889,400            526,412,762
Pfizer, Inc.                                                                            11,200,600            317,649,016
Roche Holding, AG - ADR (Switzerland)                                                    3,518,608            303,330,751
Sanofi Aventis - ADR (France)                                                            3,980,200            176,971,633
Schering-Plough Corp.                                                                   15,435,900            340,979,031
Wyeth                                                                                    6,279,100            319,229,444
                                                                                                         ----------------
                                                                                                            2,903,789,957
                                                                                                         ----------------


PROPERTY & CASUALTY INSURANCE   3.2%
Berkshire Hathaway, Inc., Class A (a)                                                        1,205            115,439,000
Berkshire Hathaway, Inc., Class B (a)                                                        4,400             13,965,600
Chubb Corp.                                                                              5,982,040            310,826,798
Saint Paul Travelers Cos., Inc.                                                          3,441,800            161,386,002
                                                                                                         ----------------
                                                                                                              601,617,400
                                                                                                         ----------------

PUBLISHING   0.4%
Gannett Co., Inc.                                                                        1,275,300             72,475,299
                                                                                                         ----------------

REGIONAL BANKS   1.6%
PNC Financial Services Group, Inc.                                                       3,251,400            235,531,416
SunTrust Banks, Inc.                                                                       956,201             73,895,213
                                                                                                         ----------------
                                                                                                              309,426,629
                                                                                                         ----------------

SEMICONDUCTOR EQUIPMENT   0.5%
Credence Systems Corp. (a)                                                               2,902,503              8,272,134
KLA-Tencor Corp.                                                                         1,827,000             81,246,690
                                                                                                         ----------------
                                                                                                               89,518,824
                                                                                                         ----------------

SEMICONDUCTORS   1.2%
Intel Corp.                                                                             11,156,492            229,489,040
                                                                                                         ----------------

SOFT DRINKS   1.6%
Coca-Cola Co.                                                                            6,933,200            309,775,376
                                                                                                         ----------------

SPECIALTY CHEMICALS   0.6%
Rohm & Haas Co.                                                                          2,525,800            119,596,630
                                                                                                         ----------------

SYSTEMS SOFTWARE   0.8%
McAfee, Inc. (a)                                                                         2,743,000             67,093,780
Microsoft Corp.                                                                          3,141,600             85,859,928
                                                                                                         ----------------
                                                                                                              152,953,708
                                                                                                         ----------------

THRIFTS & MORTGAGE FINANCE   4.3%
Fannie Mae                                                                               1,436,900             80,337,079
Freddie Mac                                                                             11,005,400            729,988,182
                                                                                                         ----------------
                                                                                                              810,325,261
                                                                                                         ----------------

TOBACCO   1.4%
Altria Group, Inc.                                                                       3,495,700            267,595,835
                                                                                                         ----------------

TOTAL LONG-TERM INVESTMENTS   92.0%
(Cost $15,166,176,785)                                                                                     17,363,093,426


REPURCHASE AGREEMENT   8.5%
State Street Bank & Trust Co. ($1,596,603,000 par
collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.15%, dated 09/29/06, to be sold on
10/02/06 at $1,597,288,209)
(Cost $1,596,603,000)                                                                                       1,596,603,000
                                                                                                         ----------------

TOTAL INVESTMENTS   100.5%
(Cost $16,762,779,785)                                                                                     18,959,696,426

LIABILITIES IN EXCESS OF OTHER ASSETS   (0.5%)                                                               (97,670,198)
                                                                                                         ----------------

NET ASSETS   100.0%                                                                                      $ 18,862,026,228
                                                                                                         ================
Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently
does not declare dividends.
ADR - American Depositary Receipt



Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Comstock Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006